Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 14. Contingencies

On April 5, 2018 and April 12, 2018, purported stockholders of the Company filed nearly identical putative class action lawsuits in the U.S. District Court for the District of New Jersey, against the Company, Panna L. Sharma, John A. Roberts, and Igor Gitelman, captioned Ben Phetteplace v. Cancer Genetics, Inc. et al., No. 2:18-cv-05612 and Ruo Fen Zhang v. Cancer Genetics, Inc. et al., No. 2:18-06353, respectively. The complaints alleged violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule 10b-5 based on allegedly false and misleading statements and omissions regarding the Company’s business, operational, and financial results. The lawsuits sought, among other things, unspecified compensatory damages in connection with purchases of the Company’s stock between March 23, 2017 and April 2, 2018, as well as interest, attorneys’ fees, and costs. On August 28, 2018, the Court consolidated the two actions in one action captioned In re Cancer Genetics, Inc. Securities Litigation (the “Securities Litigation”) and appointed shareholder Randy Clark as the lead plaintiff. On October 30, 2018, the lead plaintiff filed an amended complaint, adding Edward Sitar as a defendant and seeking, among other things, compensatory damages in connection with purchases of CGI stock between March 10, 2016 and April 2, 2018. On December 31, 2018, Defendants filed a motion to dismiss the amended complaint for failure to state a claim. The Court granted the defendants’ motion to dismiss during the oral argument and on February 25, 2020, the Court issued a written order dismissing the case with prejudice. The Lead Plaintiff has not appealed the dismissal.

In addition, on June 1, 2018, September 20, 2018, and September 25, 2018, purported stockholders of the Company filed nearly identical derivative lawsuits on behalf of the Company in the U.S. District Court for the District of New Jersey against the Company (as a nominal defendant) and current and former members of the Company’s Board of Directors and current and former officers of the Company. The three cases are captioned: Bell v. Sharma et al., No. 2:18-cv-10009-CCC-MF, McNeece v. Pappajohn et al., No. 2:18-cv-14093, and Workman v. Pappajohn, et al., No. 2:18-cv-14259 (the “Derivative Litigation”). The complaints allege claims for breach of fiduciary duty, violations of Section 14(a) of the Securities Exchange Act of 1934 (premised upon alleged omissions in the Company’s 2017 proxy statement), and unjust enrichment, and allege that the individual defendants failed to implement and maintain adequate controls, which resulted in ineffective disclosure controls and procedures, and conspired to conceal this alleged failure. The lawsuits seek, among other things, damages and/or restitution to the Company, appropriate equitable relief to remedy the alleged breaches of fiduciary duty, and attorneys’ fees and costs. On November 9, 2018, the Court in the Bell v. Sharma action entered a stipulation filed by the parties staying the Bell action until the Securities Litigation is dismissed, with prejudice, and all appeals have been exhausted; or the defendants’ motion to dismiss in the Securities Litigation is denied in whole or in part; or either of the parties in the Bell action gives 30 days’ notice that they no longer consent to the stay. On December 10, 2018, the parties in the McNeece action filed a stipulation that is substantially identical to the Bell stipulation. On February 1, 2019, the Court in the Workman action granted a stipulation that is substantially identical to the Bell stipulation. On May 15, 2020, the plaintiffs in the Workman action filed a notice of voluntary dismissal to the original action and have formally withdrawn. On May 18, 2020, the plaintiffs in the McNeece action filed a notice of voluntary dismissal to the original action and have formally withdrawn. On June 22, 2020, the plaintiffs in the Bell action voluntarily dismissed their action. Based upon the above dismissals of the securities class action litigation, the Company believes this matter is closed. The Company was expensing legal costs associated with the loss contingency as incurred.

On November 10, 2020, a purported stockholder of the Company filed a complaint against the Company, CGI Acquisition, Inc., the directors of the Company and StemoniX, Inc. in the District Court of Delaware, entitled, Jason Kauffman v. Cancer Genetics, Inc. et al.. The complaint alleges that the Company’s Registration Statement on Form S-4, as filed with the SEC on October 16, 2020 (the “Registration Statement”), omitted to disclose certain material information allegedly necessary to make statements made in the Registration Statement not misleading and/or false, in violation of Section 14(a) and Section 20(a) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Rule 14a-9 promulgated thereunder. The complaint seeks injunctive relief enjoining the Merger and costs, among other remedies.

The Company believes that the claim asserted in this lawsuit is without merit and intends to vigorously defend the Company, CGI Acquisition, Inc. and the director defendants against this claim, however, there can be no assurance that the defendants will prevail in such lawsuit. The Company is not able to estimate any possible loss from this litigation at this time. It is possible that additional lawsuits may be filed in connection with the proposed Merger with StemoniX, Inc.

Note 18. Contingencies

On April 5, 2018 and April 12, 2018, purported stockholders of the Company filed nearly identical putative class action lawsuits in the U.S. District Court for the District of New Jersey, against the Company, Panna L. Sharma, John A. Roberts, and Igor Gitelman, captioned Ben Phetteplace v. Cancer Genetics, Inc. et al., No. 2:18-cv-05612 and Ruo Fen Zhang v. Cancer Genetics, Inc. et al., No. 2:18-06353, respectively. The complaints alleged violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule 10b-5 based on allegedly false and misleading statements and omissions regarding the Company’s business, operational, and financial results. The lawsuits sought, among other things, unspecified compensatory damages in connection with purchases of the Company’s stock between March 23, 2017 and April 2, 2018, as well as interest, attorneys’ fees, and costs. On August 28, 2018, the Court consolidated the two actions in one action captioned In re Cancer Genetics, Inc. Securities Litigation (the “Securities Litigation”) and appointed shareholder Randy Clark as the lead plaintiff. On October 30, 2018, the lead plaintiff filed an amended complaint, adding Edward Sitar as a defendant and seeking, among other things, compensatory damages in connection with purchases of CGI stock between March 10, 2016 and April 2, 2018. On December 31, 2018, Defendants filed a motion to dismiss the amended complaint for failure to state a claim. The Court granted the defendants’ motion to dismiss during the oral argument and on February 25, 2020, the Court issued a written order dismissing the case with prejudice. The Lead Plaintiff has not appealed the dismissal.

In addition, on June 1, 2018, September 20, 2018, and September 25, 2018, purported stockholders of the Company filed nearly identical derivative lawsuits on behalf of the Company in the U.S. District Court for the District of New Jersey against the Company (as a nominal defendant) and current and former members of the Company’s Board of Directors and current and former officers of the Company. The three cases are captioned: Bell v. Sharma et al., No. 2:18-cv-10009-CCC-MF, McNeece v. Pappajohn et al., No. 2:18-cv-14093, and Workman v. Pappajohn, et al., No. 2:18-cv-14259 (the “Derivative Litigation”). The complaints allege claims for breach of fiduciary duty, violations of Section 14(a) of the Securities Exchange Act of 1934 (premised upon alleged omissions in the Company’s 2017 proxy statement), and unjust enrichment, and allege that the individual defendants failed to implement and maintain adequate controls, which resulted in ineffective disclosure controls and procedures, and conspired to conceal this alleged failure. The lawsuits seek, among other things, damages and/or restitution to the Company, appropriate equitable relief to remedy the alleged breaches of fiduciary duty, and attorneys’ fees and costs. On November 9, 2018, the Court in the Bell v. Sharma action entered a stipulation filed by the parties staying the Bell action until the Securities Litigation is dismissed, with prejudice, and all appeals have been exhausted; or the defendants’ motion to dismiss in the Securities Litigation is denied in whole or in part; or either of the parties in the Bell action gives 30 days’ notice that they no longer consent to the stay. On December 10, 2018, the parties in the McNeece action filed a stipulation that is substantially identical to the Bell stipulation. On February 1, 2019, the Court in the Workman action granted a stipulation that is substantially identical to the Bell stipulation. On May 15, 2020, the plaintiff’s in the Workman action filed a notice of voluntary dismissal to the original action. The plaintiff’s in the McNeece action sent an identical notice that they intend to file a similar notice of voluntary dismissal to their original action. Based upon the above dismissal of the securities class action litigation, the Company anticipates the plaintiffs in the remaining derivative lawsuit may voluntarily dismiss their action as well. The Company is unable to predict the ultimate outcome of the Derivative Litigation and therefore cannot estimate possible losses or ranges of losses, if any. The Company is expensing legal costs associated with the loss contingency as incurred.